Trade and other receivables	12 Months Ended
Dec. 31, 2024
Trade and other receivables
Trade and other receivables

12.Trade and other receivables

	31 December	31 December	31 December
US$ thousand	2024	2023	2022
Indirect tax receivable	377	1,781	—
Other receivables	515	5	53
Trade receivable due from related parties	6,418	31,456	—
	7,310	33,242	53

Trade receivable due from related parties are subject to provisional pricing feature of the Group’s revenue contracts.

The average credit period on sale of goods on credit is 13 days (2023: 14 days).

Information about the Group’s exposure to credit and market risks is included in Note 22.